Reportable Segments	3 Months Ended
Mar. 31, 2019
Successor [Member]
Reportable Segments

18. REPORTABLE SEGMENTS

Operating segments are components of an enterprise where separate financial information is available that are evaluated regularly by the Company’s chief operating decision maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Company reports segment information based on the “management” approach and its CODM is its Chief Executive Officer.

The Company’s services are similar to one another in that they consist of oilfield services and related offerings, whose customers are oil and gas companies. The results of operations of the service offerings are regularly reviewed by the CODM for the Company for the purposes of determining resource and asset allocation and assessing performance. The Company has determined that it has two reportable segments, Production Services and Drilling and Evaluation Services. Management evaluates the operating results of its reportable segments primarily based on revenue and segment EBITDA. The Company defines EBITDA as net income adjusted for interest expense, depreciation and amortization, and income tax benefit or expense. Segment EBITDA does not include general corporate expenses as these expenses are not allocated to the Company’s reportable segments and not reported to the Company’s CODM.

Production Services that are offered depend on the well life cycle in which the services may fall. They include, but are not limited to, the following types of service offerings: coil tubing, stimulation and pumping, nitrogen services, completions, pipelines, cementing, laboratory services and filtration services.

Drilling and Evaluation Services generates its revenue from offering the following service offerings: drilling and workover rigs, rig services, drilling services and rentals, fishing and remedials, directional drilling, turbines drilling, drilling fluids, wireline logging services, slickline services and well testing services.

The Company’s operations and activities are located within certain geographies, primarily the MENA region and the Asia Pacific region, which includes Malaysia, Indonesia and India.

In accordance with FASB ASC 280 - Segment Reporting, information on revenues and long-lived assets of the operations of the Company are disclosed below (in thousands):

Revenue from operations

	Successor (NESR)	Predecessor (NPS)
	Period from January 1, 2019 to March 31, 2019	Period from January 1, 2018 to March 31, 2018
Reportable Segment:
Production Services	$92,113	$64,263
Drilling and Evaluation Services	59,591	12,579
Total revenue	$151,704	$76,842

Long-lived assets

	March 31, 2019	December 31, 2018
Reportable Segment:
Production Services	$226,356	$219,278
Drilling and Evaluation Services	99,131	98,163
Unallocated	10,981	11,286
Total	$336,468	$328,727

Segment EBITDA

	Successor (NESR)	Predecessor (NPS)
	Period from January 1, 2019 to March 31, 2019	Period from January 1, 2018 to March 31, 2018
Reportable Segment:
Production Services	31,661	21,547
Drilling and Evaluation Services	10,688	1,906
Unallocated Costs	(2,998)	(3,814)
Total Segment EBITDA	$39,351	$19,639

The following table presents a reconciliation of consolidated net income, which is the most comparable financial measure under U.S. GAAP, to Total Segment EBITDA:

	Successor (NESR)	Predecessor (NPS)
	Period from January 1, 2019 to March 31, 2019	Period from January 1, 2018 to March 31, 2018

Net Income	$13,174	$5,453
Add:
Income taxes	2,943	983
Interest expense, net	3,930	2,825
Depreciation and amortization	19,304	10,378
Total Segment EBITDA	$39,351	$19,639

Revenue by geographic area

	Successor (NESR)	Predecessor (NPS)
	Period from January 1, 2019 to March 31, 2019	Period from January 1, 2018 to March 31, 2018

MENA	$149,546	$75,185
Rest of world	2,158	1,657
Total revenue	$151,704	$76,842

Long-lived assets by geographic area

	March 31, 2019	December 31, 2018
Geographic Area:
MENA	$328,153	$319,552
Rest of world	8,315	9,175
Total	$336,468	$328,727